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1933 Act Rule 485(a)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

November 10, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (“Registrant”)
File Nos. 333-40455 and 811-08495
Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 173/174 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant (the “Amendment”). The purpose of the Amendment is to register shares of the Nationwide Strategic Income Fund (the “Fund”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purpose of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Cillian M. Lynch at (202) 419-8416.

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong

cc:	Allan J. Oster, Esq.

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